Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 714	$ 109,222	$ 6,474	$ 122,297	$ 9,162	$ 41,247
Other comprehensive income:
Net unrealized gain (loss) on securities		(16,193)		(10)		15,526
Reclassification of net realized (gain) loss on securities into earnings		3,698		3,698
Other comprehensive income		(12,495)		3,688		15,526
Comprehensive income	$ 714	$ 96,727	$ 6,474	$ 125,985	$ 9,162	$ 56,773